DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities
IN MILLIONS OF USD	31.12.2018	31.12.2017
DEFERRED TAX ASSETS
Property, plant and equipment	5.2	4.0
Intangible assets	21.5	19.8
Provisions and other payables	11.1	11.7
Tax losses carry forward	43.2	51.5
Other	18.8	15.5
Total	99.8	102.5
DEFERRED TAX LIABILITIES
Property, plant and equipment	-	(0.5)
Intangible assets	(55.5)	(59.8)
Other	(0.4)	(2.0)
Total	(55.9)	(62.3)
Deferred tax assets, net	43.9	40.2

Deferred tax balances
IN MILLIONS OF USD	31.12.2018	31.12.2017
Deferred tax assets	83.9	90.3
Deferred tax liabilities	(40.0)	(50.1)
Balance at December 31	43.9	40.2

Changes in deferred taxes
IN MILLIONS OF USD	31.12.2018	31.12.2017
Changes in deferred tax assets	(6.4)	(62.7)
Changes in deferred tax liabilities	10.1	21.7
Currency translation adjustments	(3.3)	6.4
Deferred tax movements (expense) at December 31	0.4	(34.6)
THEREOF
Recognized in the consolidated statements of comprehensive income	6.8	(34.4)
Recognized in equity	(6.4)	(0.2)

Unrecognized tax losses carry forward
IN MILLIONS OF USD	31.12.2018	31.12.2017
Expiring within 1 to 3 years	-	4.4
Expiring within 4 to 7 years	-	0.8
Expiring after 7 years	6.1	39.8
Total	6.1	45.0